General Information (Details 2)		1 Months Ended	12 Months Ended
		Jun. 30, 2016	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Name of subsidiary			Aguas CCU-Nestlé Chile S.A.
Subsidiary Tax ID	[1]		0-E
Country of incorporation of subsidiary	[1]		Paraguay
Description of functional currency	[2]		CLP				CLP
Proportion of ownership interest in subsidiary	[1]		49.9589%		49.9589%
Aguas CCU-Nestle Chile S.A. [Member]
Name of subsidiary			Aguas CCU-Nestlé Chile S.A.		Aguas CCU-Nestlé S.A.
Subsidiary Tax ID			76,007,212-5
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			50.0917%		50.0917%
Cervecera Guayacan SpA. [Member]
Name of subsidiary	[3]		Cervecera Guayacán SpA. (***) (13)
Subsidiary Tax ID	[3]		76,035,409-0
Country of incorporation of subsidiary	[3]		Chile
Description of functional currency	[3]		Chilean Pesos
Proportion of ownership interest in subsidiary	[3]		25.0006%		0.00%
CRECCU S.A. [Member]
Name of subsidiary			CRECCU S.A.
Subsidiary Tax ID			76,041,227-9
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			100.00%		100.00%
Cerveceria Belga de la Patagonia S.A. [Member]
Name of subsidiary	[3]		Cervecería Belga de la Patagonia S.A. (***)
Subsidiary Tax ID	[3]		76,077,848-6
Country of incorporation of subsidiary	[3]		Chile
Description of functional currency	[3]		Chilean Pesos
Proportion of ownership interest in subsidiary	[3]		25.5034%		25.5034%
Inversiones Invex CCU Dos Ltda. [Member]
Name of subsidiary			Inversiones Invex CCU Dos Ltda.
Subsidiary Tax ID			76,126,311-0
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			100.00%		100.00%
Inversiones Invex CCU Tres Ltda. [Member]
Name of subsidiary			Inversiones Invex CCU Tres Ltda. (8)
Subsidiary Tax ID			76,248,389-0
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			100.00%		100.00%
Bebidas CCU-PepsiCo SpA [Member]
Name of subsidiary	[3]		Bebidas CCU-PepsiCo SpA. (***)
Subsidiary Tax ID	[3]		76,337,371-1
Country of incorporation of subsidiary	[3]		Chile
Description of functional currency	[3]		Chilean Pesos
Proportion of ownership interest in subsidiary	[3]		49.9888%		49.9866%
CCU Inversiones II Ltda. [Member]
Name of subsidiary			CCU Inversiones II Ltda. (16)
Subsidiary Tax ID			76,349,531-0
Country of incorporation of subsidiary			Chile
Description of functional currency			US Dollar
Proportion of ownership interest in subsidiary			100.00%		99.9999%
Bebidas Carozzi CCU SpA. [Member]
Name of subsidiary	[3]		Bebidas Carozzi CCU SpA. (***)
Subsidiary Tax ID	[3]		76,497,609-6
Country of incorporation of subsidiary	[3]		Chile
Description of functional currency	[3]		Chilean Pesos
Proportion of ownership interest in subsidiary	[3]		49.9917%		49.9917%
Bebidas Ecusa SpA. [Member]
Name of subsidiary			Bebidas Ecusa SpA.
Subsidiary Tax ID			76,517,798-7
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			99.9834%		99.9834%
Promarca Internacional SpA [Member]
Name of subsidiary	[3]		Promarca Internacional SpA. (***)
Subsidiary Tax ID	[3]		76,574,762-7
Country of incorporation of subsidiary	[3]		Chile
Description of functional currency	[3]		US Dollar
Proportion of ownership interest in subsidiary		100.00%	49.9917%	[3]	49.9917%	[3]
CCU Inversiones S.A [Member]
Name of subsidiary			CCU Inversiones S.A. (10)
Subsidiary Tax ID			76,593,550-4
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			99.7775%		99.9733%
Inversiones Internacionales SpA. [Member]
Name of subsidiary			Inversiones Internacionales SpA.
Subsidiary Tax ID			76,688,727-9
Country of incorporation of subsidiary			Chile
Description of functional currency			US Dollar
Proportion of ownership interest in subsidiary			80.00%		80.00%
New Ecusa S.A. [Member]
Name of subsidiary			New Ecusa S.A.
Subsidiary Tax ID			76,718,230-9
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			99.9834%		99.9834%
Promarca S.A. [Member]
Name of subsidiary	[3]		Promarca S.A. (***)
Subsidiary Tax ID	[3]		76,736,010-K
Country of incorporation of subsidiary	[3]		Chile
Description of functional currency	[3]		Chilean Pesos
Proportion of ownership interest in subsidiary	[3]		49.9917%		49.9917%
CCU Inversiones lll SpA [Member]
Name of subsidiary			CCU Inversiones III SpA. (14)
Subsidiary Tax ID			76,933,685-0
Country of incorporation of subsidiary			Chile
Description of functional currency			US Dollar
Proportion of ownership interest in subsidiary			99.995%		0.00%
Vending y Servicios CCU Ltda. [Member]
Name of subsidiary			Vending y Servicios CCU Ltda.
Subsidiary Tax ID			77,736,670-K
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			99.9779%		99.9738%
Inversiones Invex CCU Ltda. [Member]
Name of subsidiary			Inversiones Invex CCU Ltda.
Subsidiary Tax ID			78,418,890-6
Country of incorporation of subsidiary			Chile
Description of functional currency			US Dollar
Proportion of ownership interest in subsidiary			99.992%		99.9905%
Transportes CCU Ltda. [Member]
Name of subsidiary			Transportes CCU Ltda.
Subsidiary Tax ID			79,862,750-3
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			100.00%		100.00%
Fabrica de Envases Plasticos S.A. [Member]
Name of subsidiary			Fábrica de Envases Plásticos S.A.		Fábrica de Envases Plásticos S.A.
Subsidiary Tax ID			86,150,200-7
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			99.9966%		99.9966%
Millahue S.A. [Member]
Name of subsidiary			Millahue S.A.
Subsidiary Tax ID			91,022,000-4
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			99.9621%		99.9621%
Vina San Pedro Tarapaca S.A [Member]
Name of subsidiary			Viña San Pedro Tarapacá S.A. (*) (10)	[4]	VSPT S.A.
Subsidiary Tax ID	[4]		91,041,000-8
Country of incorporation of subsidiary	[4]		Chile
Description of functional currency	[4]		Chilean Pesos
Proportion of ownership interest in subsidiary	[4]		82.987%		67.1992%
Manantial S.A. [Member]
Name of subsidiary			Manantial S.A. (2)
Subsidiary Tax ID			96,711,590-8
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			50.5507%		50.5507%
Vina Altair SpA. [Member]
Name of subsidiary			Viña Altaïr SpA. (6)
Subsidiary Tax ID			96,969,180-9
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			82.987%		67.1992%
Cerveceria Kunstmann S.A. [Member]
Name of subsidiary			Cervecería Kunstmann S.A.		Cervecería Kunstmann S.A.
Subsidiary Tax ID			96,981,310-6
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			50.0007%		50.0007%
Cervecera CCU Chile Ltda. [Member]
Name of subsidiary			Cervecera CCU Chile Ltda.		Cervecera CCU Chile Ltda.
Subsidiary Tax ID			96,989,120-4
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			99.9999%		99.9999%
Embotelladoras Chilenas Unaidas [Member]
Name of subsidiary			Embotelladoras Chilenas Unidas S.A.
Subsidiary Tax ID			99,501,760-1
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			99.9834%		99.9834%
Vina Valles de Chile S.A. [Member]
Name of subsidiary			Viña Valles de Chile S.A.
Subsidiary Tax ID			99,531,920-9
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			82.987%		67.1992%
Comercial CCU S.A. [Member]
Name of subsidiary			Comercial CCU S.A.
Subsidiary Tax ID			99,554,560-8
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			99.9888%		99.9866%
Viña Orgánica SPT S.A. [Member]
Name of subsidiary			Viña Orgánica SPT S.A. (11)
Subsidiary Tax ID			99,568,350-4
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			0.00%		67.1992%
Compania Pisquera de Chile SA [Member]
Name of subsidiary			Compañía Pisquera de Chile S.A.		Compañía Pisquera de Chile S.A.
Subsidiary Tax ID			99,586,280-8
Country of incorporation of subsidiary			Chile
Description of functional currency			Chilean Pesos
Proportion of ownership interest in subsidiary			80.00%		80.00%
Andina de Desarrollo S.A. [Member]
Name of subsidiary			Andina de Desarrollo SACFAIMM
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Argentina
Description of functional currency			Argentine Pesos
Proportion of ownership interest in subsidiary			59.1971%		59.197%
Cia. Cervecerias Unidas Argentina S.A. [Member]
Name of subsidiary			Cía. Cervecerías Unidas Argentina S.A. (9)
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Argentina
Description of functional currency			Argentine Pesos
Proportion of ownership interest in subsidiary			99.9936%		99.9924%
Compania Industrial Cervecera S.A. [Member]
Name of subsidiary			Compañía Industrial Cervecera S.A. (1)
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Argentina
Description of functional currency			Argentine Pesos
Proportion of ownership interest in subsidiary			99.995%		99.9949%
Finca Eugenio Bustos S.A. [Member]
Name of subsidiary			Finca Eugenio Bustos S.A. (4)
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Argentina
Description of functional currency			Argentine Pesos
Proportion of ownership interest in subsidiary			0.00%		67.1992%
Finca La Celia S.A. [Member]
Name of subsidiary			Finca La Celia S.A.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Argentina
Description of functional currency			Argentine Pesos
Proportion of ownership interest in subsidiary			82.987%		67.1992%
Los Huemules S.R.L. [Member]
Name of subsidiary			Los Huemules S.R.L.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Argentina
Description of functional currency			Argentine Pesos
Proportion of ownership interest in subsidiary			74.9979%		74.9979%
Saenz Briones y Cia. S.A.I.C. [Member]
Name of subsidiary			Sáenz Briones y Cía. S.A.I.C.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Argentina
Description of functional currency			Argentine Pesos
Proportion of ownership interest in subsidiary			89.915%		89.915%
Bebidas Bolivianas BBO S.A. [Member]
Name of subsidiary			Bebidas Bolivianas BBO S.A. (12)
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Bolivia
Description of functional currency			Bolivians
Proportion of ownership interest in subsidiary			51.00%		0.00%
International Spirits Investments USA LLCC [Member]
Name of subsidiary			International Spirits Investments USA LLC (7)
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			United States
Description of functional currency			US Dollar
Proportion of ownership interest in subsidiary			80.00%		80.00%
Inversiones CCU Lux S rl [Member]
Name of subsidiary			Inversiones CCU Lux S.à r.l. (15)
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Luxemburgo
Description of functional currency			US Dollar
Proportion of ownership interest in subsidiary			99.9999%		0.00%
Southern Breweries Limited [Member]
Name of subsidiary			Southern Breweries C.S.C. (3)
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Luxemburgo
Description of functional currency			US Dollar
Proportion of ownership interest in subsidiary			99.9951%		99.9942%
Bebidas del Paraguay S.A [Member]
Name of subsidiary	[1]		Bebidas del Paraguay S.A. (5) (**)
Subsidiary Tax ID	[1]		0-E
Country of incorporation of subsidiary	[1]		Paraguay
Description of functional currency	[1]		Paraguayan Guaranies
Proportion of ownership interest in subsidiary	[1]		50.0049%		50.0049%
Distribuidora del Paraguay S.A. [Member]
Name of subsidiary	[1]		Distribuidora del Paraguay S.A. (**)
Subsidiary Tax ID	[1]		0-E
Country of incorporation of subsidiary	[1]		Paraguay
Description of functional currency	[1]		Paraguayan Guaranies
Proportion of ownership interest in subsidiary	[1]		49.9589%		49.9589%
Sajonia Brewing Company S.R.L [Member]
Name of subsidiary	[3]		Sajonia Brewing Company S.R.L. (5) (***)
Subsidiary Tax ID	[3]		0-E
Country of incorporation of subsidiary	[3]		Paraguay
Description of functional currency	[3]		Paraguayan Guaranies
Proportion of ownership interest in subsidiary	[3]		25.5025%		25.5025%
Andrimar S.A. [Member]
Name of subsidiary			Andrimar S.A.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Uruguay
Description of functional currency			Uruguayan Pesos
Proportion of ownership interest in subsidiary			99.9999%		99.9999%
Coralina S.A. [Member]
Name of subsidiary			Coralina S.A.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Uruguay
Description of functional currency			Uruguayan Pesos
Proportion of ownership interest in subsidiary			99.9999%		99.9999%
Marzurel S.A. [Member]
Name of subsidiary			Marzurel S.A.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Uruguay
Description of functional currency			Uruguayan Pesos
Proportion of ownership interest in subsidiary			99.9999%		99.9999%
Milotur S.A. [Member]
Name of subsidiary			Milotur S.A.
Subsidiary Tax ID			0-E
Country of incorporation of subsidiary			Uruguay
Description of functional currency			Uruguayan Pesos
Proportion of ownership interest in subsidiary			99.9999%		99.9999%
Direct Ownership [Member] | Aguas CCU-Nestle Chile S.A. [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Cervecera Guayacan SpA. [Member]
Proportion of ownership interest in subsidiary	[3]		0.00%
Direct Ownership [Member] | CRECCU S.A. [Member]
Proportion of ownership interest in subsidiary			99.9602%
Direct Ownership [Member] | Cerveceria Belga de la Patagonia S.A. [Member]
Proportion of ownership interest in subsidiary	[3]		0.00%
Direct Ownership [Member] | Inversiones Invex CCU Dos Ltda. [Member]
Proportion of ownership interest in subsidiary			99.8516%
Direct Ownership [Member] | Inversiones Invex CCU Tres Ltda. [Member]
Proportion of ownership interest in subsidiary			99.9999%
Direct Ownership [Member] | Bebidas CCU-PepsiCo SpA [Member]
Proportion of ownership interest in subsidiary	[3]		0.00%
Direct Ownership [Member] | CCU Inversiones II Ltda. [Member]
Proportion of ownership interest in subsidiary			99.7133%
Direct Ownership [Member] | Bebidas Carozzi CCU SpA. [Member]
Proportion of ownership interest in subsidiary	[3]		0.00%
Direct Ownership [Member] | Bebidas Ecusa SpA. [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Promarca Internacional SpA [Member]
Proportion of ownership interest in subsidiary	[3]		0.00%
Direct Ownership [Member] | CCU Inversiones S.A [Member]
Proportion of ownership interest in subsidiary			99.0242%
Direct Ownership [Member] | Inversiones Internacionales SpA. [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | New Ecusa S.A. [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Promarca S.A. [Member]
Proportion of ownership interest in subsidiary	[3]		0.00%
Direct Ownership [Member] | CCU Inversiones lll SpA [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Vending y Servicios CCU Ltda. [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Inversiones Invex CCU Ltda. [Member]
Proportion of ownership interest in subsidiary			6.7979%
Direct Ownership [Member] | Transportes CCU Ltda. [Member]
Proportion of ownership interest in subsidiary			98.00%
Direct Ownership [Member] | Fabrica de Envases Plasticos S.A. [Member]
Proportion of ownership interest in subsidiary			90.91%
Direct Ownership [Member] | Millahue S.A. [Member]
Proportion of ownership interest in subsidiary			99.9621%
Direct Ownership [Member] | Vina San Pedro Tarapaca S.A [Member]
Proportion of ownership interest in subsidiary	[4]		0.00%
Direct Ownership [Member] | Manantial S.A. [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Vina Altair SpA. [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Cerveceria Kunstmann S.A. [Member]
Proportion of ownership interest in subsidiary			50.0007%
Direct Ownership [Member] | Cervecera CCU Chile Ltda. [Member]
Proportion of ownership interest in subsidiary			99.75%
Direct Ownership [Member] | Embotelladoras Chilenas Unaidas [Member]
Proportion of ownership interest in subsidiary			99.067%
Direct Ownership [Member] | Vina Valles de Chile S.A. [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Comercial CCU S.A. [Member]
Proportion of ownership interest in subsidiary			50.00%
Direct Ownership [Member] | Viña Orgánica SPT S.A. [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Compania Pisquera de Chile SA [Member]
Proportion of ownership interest in subsidiary			46.00%
Direct Ownership [Member] | Andina de Desarrollo S.A. [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Cia. Cervecerias Unidas Argentina S.A. [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Compania Industrial Cervecera S.A. [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Finca Eugenio Bustos S.A. [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Finca La Celia S.A. [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Los Huemules S.R.L. [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Saenz Briones y Cia. S.A.I.C. [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Bebidas Bolivianas BBO S.A. [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | International Spirits Investments USA LLCC [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Inversiones CCU Lux S rl [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Southern Breweries Limited [Member]
Proportion of ownership interest in subsidiary			37.781%
Direct Ownership [Member] | Bebidas del Paraguay S.A [Member]
Proportion of ownership interest in subsidiary	[1]		0.00%
Direct Ownership [Member] | Distribuidora del Paraguay S.A. [Member]
Proportion of ownership interest in subsidiary	[1]		0.00%
Direct Ownership [Member] | Sajonia Brewing Company S.R.L [Member]
Proportion of ownership interest in subsidiary	[3]		0.00%
Direct Ownership [Member] | Andrimar S.A. [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Coralina S.A. [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Marzurel S.A. [Member]
Proportion of ownership interest in subsidiary			0.00%
Direct Ownership [Member] | Milotur S.A. [Member]
Proportion of ownership interest in subsidiary			0.00%
Indirect Ownership [Member] | Aguas CCU-Nestle Chile S.A. [Member]
Proportion of ownership interest in subsidiary			50.0917%
Indirect Ownership [Member] | Cervecera Guayacan SpA. [Member]
Proportion of ownership interest in subsidiary	[3]		25.0006%
Indirect Ownership [Member] | CRECCU S.A. [Member]
Proportion of ownership interest in subsidiary			0.0398%
Indirect Ownership [Member] | Cerveceria Belga de la Patagonia S.A. [Member]
Proportion of ownership interest in subsidiary	[3]		25.5034%
Indirect Ownership [Member] | Inversiones Invex CCU Dos Ltda. [Member]
Proportion of ownership interest in subsidiary			0.1484%
Indirect Ownership [Member] | Inversiones Invex CCU Tres Ltda. [Member]
Proportion of ownership interest in subsidiary			0.0001%
Indirect Ownership [Member] | Bebidas CCU-PepsiCo SpA [Member]
Proportion of ownership interest in subsidiary	[3]		49.9888%
Indirect Ownership [Member] | CCU Inversiones II Ltda. [Member]
Proportion of ownership interest in subsidiary			0.2867%
Indirect Ownership [Member] | Bebidas Carozzi CCU SpA. [Member]
Proportion of ownership interest in subsidiary	[3]		49.9917%
Indirect Ownership [Member] | Bebidas Ecusa SpA. [Member]
Proportion of ownership interest in subsidiary			99.9834%
Indirect Ownership [Member] | Promarca Internacional SpA [Member]
Proportion of ownership interest in subsidiary	[3]		49.9917%
Indirect Ownership [Member] | CCU Inversiones S.A [Member]
Proportion of ownership interest in subsidiary			0.7533%
Indirect Ownership [Member] | Inversiones Internacionales SpA. [Member]
Proportion of ownership interest in subsidiary			80.00%
Indirect Ownership [Member] | New Ecusa S.A. [Member]
Proportion of ownership interest in subsidiary			99.9834%
Indirect Ownership [Member] | Promarca S.A. [Member]
Proportion of ownership interest in subsidiary	[3]		49.9917%
Indirect Ownership [Member] | CCU Inversiones lll SpA [Member]
Proportion of ownership interest in subsidiary			99.995%
Indirect Ownership [Member] | Vending y Servicios CCU Ltda. [Member]
Proportion of ownership interest in subsidiary			99.9779%
Indirect Ownership [Member] | Inversiones Invex CCU Ltda. [Member]
Proportion of ownership interest in subsidiary			93.1941%
Indirect Ownership [Member] | Transportes CCU Ltda. [Member]
Proportion of ownership interest in subsidiary			2.00%
Indirect Ownership [Member] | Fabrica de Envases Plasticos S.A. [Member]
Proportion of ownership interest in subsidiary			9.0866%
Indirect Ownership [Member] | Millahue S.A. [Member]
Proportion of ownership interest in subsidiary			0.00%
Indirect Ownership [Member] | Vina San Pedro Tarapaca S.A [Member]
Proportion of ownership interest in subsidiary	[4]		82.987%
Indirect Ownership [Member] | Manantial S.A. [Member]
Proportion of ownership interest in subsidiary			50.5507%
Indirect Ownership [Member] | Vina Altair SpA. [Member]
Proportion of ownership interest in subsidiary			82.987%
Indirect Ownership [Member] | Cerveceria Kunstmann S.A. [Member]
Proportion of ownership interest in subsidiary			0.00%
Indirect Ownership [Member] | Cervecera CCU Chile Ltda. [Member]
Proportion of ownership interest in subsidiary			0.2499%
Indirect Ownership [Member] | Embotelladoras Chilenas Unaidas [Member]
Proportion of ownership interest in subsidiary			0.9164%
Indirect Ownership [Member] | Vina Valles de Chile S.A. [Member]
Proportion of ownership interest in subsidiary			82.987%
Indirect Ownership [Member] | Comercial CCU S.A. [Member]
Proportion of ownership interest in subsidiary			49.9888%
Indirect Ownership [Member] | Viña Orgánica SPT S.A. [Member]
Proportion of ownership interest in subsidiary			0.00%
Indirect Ownership [Member] | Compania Pisquera de Chile SA [Member]
Proportion of ownership interest in subsidiary			34.00%
Indirect Ownership [Member] | Andina de Desarrollo S.A. [Member]
Proportion of ownership interest in subsidiary			59.1971%
Indirect Ownership [Member] | Cia. Cervecerias Unidas Argentina S.A. [Member]
Proportion of ownership interest in subsidiary			99.9936%
Indirect Ownership [Member] | Compania Industrial Cervecera S.A. [Member]
Proportion of ownership interest in subsidiary			99.995%
Indirect Ownership [Member] | Finca Eugenio Bustos S.A. [Member]
Proportion of ownership interest in subsidiary			0.00%
Indirect Ownership [Member] | Finca La Celia S.A. [Member]
Proportion of ownership interest in subsidiary			82.987%
Indirect Ownership [Member] | Los Huemules S.R.L. [Member]
Proportion of ownership interest in subsidiary			74.9979%
Indirect Ownership [Member] | Saenz Briones y Cia. S.A.I.C. [Member]
Proportion of ownership interest in subsidiary			89.915%
Indirect Ownership [Member] | Bebidas Bolivianas BBO S.A. [Member]
Proportion of ownership interest in subsidiary			51.00%
Indirect Ownership [Member] | International Spirits Investments USA LLCC [Member]
Proportion of ownership interest in subsidiary			80.00%
Indirect Ownership [Member] | Inversiones CCU Lux S rl [Member]
Proportion of ownership interest in subsidiary			99.9999%
Indirect Ownership [Member] | Southern Breweries Limited [Member]
Proportion of ownership interest in subsidiary			62.2141%
Indirect Ownership [Member] | Bebidas del Paraguay S.A [Member]
Proportion of ownership interest in subsidiary	[1]		50.0049%
Indirect Ownership [Member] | Distribuidora del Paraguay S.A. [Member]
Proportion of ownership interest in subsidiary	[1]		49.9589%
Indirect Ownership [Member] | Sajonia Brewing Company S.R.L [Member]
Proportion of ownership interest in subsidiary	[3]		25.5025%
Indirect Ownership [Member] | Andrimar S.A. [Member]
Proportion of ownership interest in subsidiary			99.9999%
Indirect Ownership [Member] | Coralina S.A. [Member]
Proportion of ownership interest in subsidiary			99.9999%
Indirect Ownership [Member] | Marzurel S.A. [Member]
Proportion of ownership interest in subsidiary			99.9999%
Indirect Ownership [Member] | Milotur S.A. [Member]
Proportion of ownership interest in subsidiary			99.9999%

[1]	See Note 1 – General Information, letter E), Subsidiaries with direct or indirect participation of less than 50%
[2]	All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.
[3]	Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.
[4]	Listed company in Chile.